UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [ ]; Amendment Number: __
This Amendment (Check only one):  [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Piershale Financial Group
Address: 407 E. Congress Parkway, Suite C
         Crystal Lake, IL 60014


Form 13F File Number: 028-15003

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Matthew Nadeau
Title: Analyst
Phone: 815-455-6453

Signature, Place, and Date of Signing:

/s/ Matthew Nadeau                Crystal Lake, IL             August 6, 2012
-------------------------   ----------------------------    --------------------
       [Signature]                 [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                             FORM 13F SUMMARY PAGE


REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:               0

FORM 13F INFORMATION TABLE ENTRY TOTAL:         83

FORM 13F INFORMATION TABLE VALUE TOTAL:      23,869
                                          (thousands)


LIST OF OTHER INCLUDED MANAGERS:        None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


1        None

As of 12/31/2011
                             13F INFORMATION TABLE

                                                              VALUE   SHARES/   SH/ PUT/ INVSMT  OTHER         VOTING AUTHORITY
       NAME OF ISSUER             TITLE OF CLASS     CUSIP   (x$1000) PRN AMT   PRN CALL DSCRTN  MANAGERS   SOLE   SHARED       NONE
ABBOTT LABS                         COM             2824100      815    14486   SH       SOLE                  0        0      14486
ADVANCE AUTO PARTS INC              COM             00751Y106   1938    27837   SH       SOLE                  0        0      27837
ALLSCRIPTS HEALTHCARE SOLUTN        COM             01988P108     23     1217   SH       SOLE                  0        0       1217
APACHE CORP                         COM             37411105      25      275   SH       SOLE                  0        0        275
ASHLAND INC NEW                     COM             44209104      11      200   SH       SOLE                  0        0        200
AT&T INC                            COM             00206R102    590    19513   SH       SOLE                  0        0      19513
BANK OF AMERICA CORPORATION         COM             60505104      14     2522   SH       SOLE                  0        0       2522
BARRICK GOLD CORP                   COM             67901108       9      201   SH       SOLE                  0        0        201
BOEING CO                           COM             97023105      20      266   SH       SOLE                  0        0        266
BP PLC                              SPONSORED ADR   55622104      13      294   SH       SOLE                  0        0        294
CATERPILLAR INC DEL                 COM             149123101      6       66   SH       SOLE                  0        0         66
CENTERPOINT ENERGY INC              COM             15189T107   1693    84265   SH       SOLE                  0        0      84265
CHIPOTLE MEXICAN GRILL INC          COM             169656105      7       20   SH       SOLE                  0        0         20
CISCO SYS INC                       COM             17275R102     19     1054   SH       SOLE                  0        0       1054
COGNIZANT TECHNOLOGY SOLUTIO        CL A            192446102   1616    25126   SH       SOLE                  0        0      25126
CONSOL ENERGY INC                   COM             20854P109     15      416   SH       SOLE                  0        0        416
CONSOL ENERGY INC                   COM             20854P109     15      416   SH       SOLE                  0        0        416
CRANE CO                            COM             224399105     73     1566   SH       SOLE                  0        0       1566
CVS CAREMARK CORPORATION            COM             126650100      7      175   SH       SOLE                  0        0        175
DEERE & CO                          COM             244199105     17      218   SH       SOLE                  0        0        218
DENTSPLY INTL INC NEW               COM             249030107     21      610   SH       SOLE                  0        0        610
DIGITAL RLTY TR INC                 COM             253868103     31      465   SH       SOLE                  0        0        465
DISNEY WALT CO                      COM             254687106      8      204   SH       SOLE                  0        0        204
EQUINIX INC                         COM NEW         29444U502     29      289   SH       SOLE                  0        0        289
EXELON CORP                         COM             30161N101    105     2419   SH       SOLE                  0        0       2419
EXXON MOBIL CORP                    COM             30231G102    530     6250   SH       SOLE                  0        0       6250
FORD MTR CO DEL                     COM PAR $0.01   345370860      8      750   SH       SOLE                  0        0        750
FRONTIER COMMUNICATIONS CORP        COM             35906A108      2      359   SH       SOLE                  0        0        359
GENERAL ELECTRIC CO                 COM             369604103     14      757   SH       SOLE                  0        0        757
GENERAL MTRS CO                     COM             37045V100      1       50   SH       SOLE                  0        0         50
GENERAL MTRS CO                     W EXP 07/10/201 37045V118      1      107   SH       SOLE                  0        0        107
GENERAL MTRS CO                     W EXP 07/10/201 37045V126      1      107   SH       SOLE                  0        0        107
GT ADVANCED TECHNOLOGIES INC        COM             36191U106      0       68   SH       SOLE                  0        0         68
HALLIBURTON CO                      COM             406216101     19      542   SH       SOLE                  0        0        542
HEALTHSOUTH CORP                    COM NEW         421924309     17      970   SH       SOLE                  0        0        970
HMS HLDGS CORP                      COM             40425J101   1991    62267   SH       SOLE                  0        0      62267
INTEL CORP                          COM             458140100     20      821   SH       SOLE                  0        0        821
INTERNATIONAL BUSINESS MACHS        COM             459200101    184     1000   SH       SOLE                  0        0       1000
ISHARES S&P GSCI COMMODITY I        UNIT BEN INT    46428R107      9      264   SH       SOLE                  0        0        264
ISHARES SILVER TRUST                ISHARES         46428Q109     22      800   SH       SOLE                  0        0        800
JOHNSON & JOHNSON                   COM             478160104     29      438   SH       SOLE                  0        0        438
KLA-TENCOR CORP                     COM             482480100   1903    39448   SH       SOLE                  0        0      39448
KOHLS CORP                          COM             500255104     10      200   SH       SOLE                  0        0        200
LINCOLN NATL CORP IND               COM             534187109     13      665   SH       SOLE                  0        0        665
MARKET VECTORS ETF TR RVE HARD ETF  RVE HARD ETF    57060U795      9      261   SH       SOLE                  0        0        261
MARTIN MIDSTREAM PRTNRS L P         UNIT L P INT    573331105     34     1000   SH       SOLE                  0        0       1000
MCDONALDS CORP                      COM             580135101     21      209   SH       SOLE                  0        0        209
MEDCO HEALTH SOLUTIONS INC          COM DELETED     58405U102      3       50   SH       SOLE                  0        0         50
MICROSOFT CORP                      COM             594918104     20      765   SH       SOLE                  0        0        765
MONSANTO CO NEW                     COM             61166W101      7      105   SH       SOLE                  0        0        105
MOTOROLA MOBILITY HLDGS INC         COM DELETED     620097105     46     1188   SH       SOLE                  0        0       1188
MOTOROLA SOLUTIONS INC              COM NEW         620076307     67     1456   SH       SOLE                  0        0       1456
NASDAQ OMX GROUP INC                COM             631103108   1766    72055   SH       SOLE                  0        0      72055
NATIONAL OILWELL VARCO INC          COM             637071101   1738    25567   SH       SOLE                  0        0      25567
NOKIA CORP                          SPONSORED ADR   654902204      0       20   SH       SOLE                  0        0         20
NVIDIA CORP                         COM             67066G104     17     1259   SH       SOLE                  0        0       1259
O REILLY AUTOMOTIVE INC NEW         COM             67103H107   1929    24132   SH       SOLE                  0        0      24132
OCCIDENTAL PETE CORP DEL            COM             674599105     51      539   SH       SOLE                  0        0        539
PANERA BREAD CO                     CL A            69840W108     21      148   SH       SOLE                  0        0        148
PERRIGO CO                          COM             714290103   1636    16814   SH       SOLE                  0        0      16814
PFIZER INC                          COM             717081103     14      652   SH       SOLE                  0        0        652
PIONEER NAT RES CO                  COM             723787107     25      284   SH       SOLE                  0        0        284
PLAINS ALL AMERN PIPELINE L         UNIT LTD PARTN  726503105     12      158   SH       SOLE                  0        0        158
PNC FINL SVCS GROUP INC             COM             693475105      1       15   SH       SOLE                  0        0         15
POWERSHARES ETF TRUST               CON DISCRE SEC  73935X419      1       21   SH       SOLE                  0        0         21
POWERSHARES QQQ TRUST               UNIT SER 1      73935A104      1       10   SH       SOLE                  0        0         10
PPL CORP                            COM             69351T106     15      515   SH       SOLE                  0        0        515
PRUDENTIAL FINL INC                 COM             744320102     13      268   SH       SOLE                  0        0        268
PUBLIC STORAGE                      COM             74460D109      7       50   SH       SOLE                  0        0         50
ROCKWELL AUTOMATION INC             COM             773903109    234     3188   SH       SOLE                  0        0       3188
ROCKWELL COLLINS INC                COM             774341101    177     3188   SH       SOLE                  0        0       3188
ROSS STORES INC                     COM             778296103   1952    41070   SH       SOLE                  0        0      41070
RPM INTL INC                        COM             749685103      4      146   SH       SOLE                  0        0        146
SCHEIN HENRY INC                    COM             806407102    118     1830   SH       SOLE                  0        0       1830
SPDR GOLD TRUST GOLD                SHS             78463V107     11       73   SH       SOLE                  0        0         73
STANLEY BLACK & DECKER INC          COM             854502101     23      337   SH       SOLE                  0        0        337
STARBUCKS CORP                      COM             855244109   1794    38995   SH       SOLE                  0        0      38995
SUNOCO INC                          COM             86764P109      8      200   SH       SOLE                  0        0        200
SYSCO CORP                          COM             871829107     89     3044   SH       SOLE                  0        0       3044
TARGET CORP                         COM             87612E106     92     1803   SH       SOLE                  0        0       1803
TCF FINL CORP                       COM             872275102      2      177   SH       SOLE                  0        0        177
TETRA TECH INC NEW                  COM             88162G103      9      440   SH       SOLE                  0        0        440
TEVA PHARMACEUTICAL INDS LTD        ADR             881624209      8      202   SH       SOLE                  0        0        202